Revenue from services provided (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Disaggregation of revenue by Major Product Lines
The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020

Subscriptions	162,132	129,292	100,611
Taxes on subscriptions	(13,657)	(10,826)	(7,245)

Subscription revenue	148,475	118,466	93,366

Services provided	9,799	8,154	5,599
Taxes on services	(654)	(847)	(289)

Services revenue	9,145	7,307	5,310

Total revenue	157,620	125,773	98,676

Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers	The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	December 31, 2022	December 31, 2021
Current contract assets relating to subscription	21,310	22,151
Current contract assets relating to services	2,096	2,917
Loss allowance	(101)	(150)

Total contract assets	23,305	24,918

Current	17,873	18,775
Non-current	5,432	6,143
Deferred revenue - subscription	31,504	30,735
Deferred revenue - services	2,751	2,067

Total deferred revenue	34,255	32,802

Current	20,332	16,598
Non-current	13,923	16,204